ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2014	2015

Employees and payroll accruals	$7,438	$10,190
Government authorities	8,719	1,850
Derivative liabilities	1,779	214
Accrued restructuring charges (see note 15)	2,257	1,756
Professional services accruals	2,149	3,171
Hosting, software and web services accruals	1,569	497
Other overhead related expenses	508	1,592
Other accruals	1,098	3,587

	$25,517	$22,857